Equity - Summary of Movements of Shares in Share Trust (Parenthetical) (Details) - shares	1 Months Ended	3 Months Ended
	Jul. 31, 2020	Sep. 30, 2020
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Transfer to employee share trust, shares	3,500,000	1,450,000